RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2021
RELATED PARTY TRANSACTIONS

NOTE 9. RELATED PARTY TRANSACTIONS

For the year ended December 31, 2021, the Company has entered into sublease agreement with PX Capital USA Inc. (“PX Capital”) for payment of rental of $112,100 for the period from January 1, 2021 to December 31, 2021. The Company has also entered into consultant agreement with PX Capital for the consultancy services rendered by PX Capital of $120,000 for the period from January 1, 2021 to December 31, 2021. The Company and PX Capital have common chief executive officer, Mr. Warren Wang.

For the year ended December 31, 2021, the Company has entered into agreement with Wave Sync Corp. (“Wave Sync”) for disposal of used motor vehicle of $100,000. For the year ended December 31, 2021, the Company purchased equity shares of $250,000 from Montis Digital Limited, a company incorporated in Gibraltar, and $500,000 from Archax Holdings Ltd., a company incorporated in the United Kingdom. The Company then sold all of the equity shares to Wave Sync for a total of $750,000. Montis Digital Limited and Archax Holdings Ltd. are not related parties of the Company. The Company and Wave Sync have common chief financial officer, Mr. Hon Man Yun.

For the year ended December 31, 2020, the Company has entered into sublease agreement with PX Capital USA Inc. (“PX Capital”) for payment of rental of $68,000 for the period from April 1, 2020 to December 31, 2020. The Company has also entered into consultant agreement with PX Capital for the consultancy services rendered by PX Capital of $80,000 for the period from April 1, 2020 to December 31, 2020. The Company and PX Capital have common chief executive officer, Mr. Warren Wang.

Due from related parties:

As of December 31, 2021, the Company has $0 related party receivables and $0 due to advances made on behalf of related parties.

As of December 31, 2020, the Company has related party receivables of $81,756, due to advances made on behalf of related parties, including $46,416 due from Sheng Ying Xin (Beijing) Film Industry Co., Ltd., $30,214 from Beijing Zhiping Science.

As of December 31, 2019, the Company has related party receivables of $76,467, due to advances made on behalf of related parties, including $43,414 due from Sheng Ying Xin (Beijing) Film Industry Co., Ltd., $28,259 from Beijing Zhiping Science.

Due to related party:

As of December 31, 2021, the Company has related party payables of $100 due to Mr. Warren Wang the chief executive officer of the Company, who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.

As of December 31, 2020 and 2019, the Company has related party payables of $358,241 and $279,925, respectively, due to Mr. Jianxin Lin the Company’s founder, former chairman of the board of directors and former chief executive officer and Mr Jinchi Xu the Company’s former director and chief financial officer, who lend funds for the Company’s operations. The payables are unsecured, non-interest bearing and due on demand.

Freight App Inc [Member]
RELATED PARTY TRANSACTIONS

NOTE 16 – RELATED PARTY TRANSACTIONS

The Company received consulting, accounting and recruiting services from various shareholders. The total cost of these services for the years ended December 31, 2021 and 2020 were $350,000 and $353,000, respectively. The accounts payable to these various shareholders as of December 31, 2021 and December 31, 2020 were $140,000 and $30,000, respectively.

The Company also provided freight services to a customer owned by a shareholder. The accounts receivable from this certain customer as of December 31, 2021 and December 31, 2020 was $0 and $24,000 respectively. The revenue of these services for the years ended December 31, 2021 and 2020 was $99,000 and $164,000, respectively.

In 2021, the Company issued various warrants to ATW, an affiliate of a shareholder and entered into various promissory notes with shareholders. (See Note 12 and 17).

FREIGHT APP, INC. AND SUBSIDIARY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020